Financial Risks - Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	€ 118	€ 126
Subordinated loans	2,295	2,194
Borrowings	4,051	9,661
Lease liabilities	210	252
Investment contracts for account of policyholders	10,658	21,767
Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	200	197
Subordinated loans	3,792	3,695
Borrowings	5,036	10,559
Lease liabilities	251	259
Other financial liabilities	5,495	7,444
Total financial liabilities (excluding investment/ insurance contracts)	14,775	22,154
Investment contracts	11,798	23,804
Investment contracts for account of policyholders	53,948	69,347
Total investment contracts	65,746	93,151
On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	4,263	4,993
Total financial liabilities (excluding investment/ insurance contracts)	4,263	4,993
Investment contracts	9,642	17,254
Investment contracts for account of policyholders	22,748	34,756
Total investment contracts	32,389	52,009
Not later than 1 year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	10	9
Subordinated loans	113	108
Borrowings	1,312	901
Lease liabilities	35	37
Other financial liabilities	795	1,749
Total financial liabilities (excluding investment/ insurance contracts)	2,265	2,803
Investment contracts	1,445	2,681
Investment contracts for account of policyholders	31,186	34,571
Total investment contracts	32,631	37,252
1-5 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	114	113
Subordinated loans	370	377
Borrowings	3,130	7,651
Lease liabilities	99	86
Other financial liabilities	355	325
Total financial liabilities (excluding investment/ insurance contracts)	4,067	8,551
Investment contracts	385	2,114
Investment contracts for account of policyholders	7	10
Total investment contracts	392	2,124
Over 5 through 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	17	16
Subordinated loans	242	246
Borrowings	94	956
Lease liabilities	63	67
Other financial liabilities	34	154
Total financial liabilities (excluding investment/ insurance contracts)	450	1,439
Investment contracts	186	1,101
Investment contracts for account of policyholders	4	6
Total investment contracts	190	1,107
Over 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	60	60
Subordinated loans	3,068	2,964
Borrowings	500	1,052
Lease liabilities	55	70
Other financial liabilities	47	224
Total financial liabilities (excluding investment/ insurance contracts)	3,729	4,368
Investment contracts	141	655
Investment contracts for account of policyholders	2	4
Total investment contracts	€ 143	€ 659